Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information
Entity Registrant Name	Jaguar Animal Health, Inc.
Entity Central Index Key	0001585608
Document Type	S-4
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company